Fair Value Measurements - Additional Information (Details) - $ / shares	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Public warrants threshold waiting period	52 days
Sale of stock, price per share	$ 12.00	$ 12.00
Forward purchase Agreement
Sale of stock, price per share	$ 10